Investment Class Shares | Treasury Portfolio

Treasury Portfolio

Investment Objective

The fund seeks to provide maximum current income consistent with stability of capital.

Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares.

SHAREHOLDER FEES

(paid directly from your investment)
Shareholder Fees - (USD $)	Investment Class Shares Treasury Portfolio
SHAREHOLDER FEES (paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Annual Fund Operating Expenses -	Investment Class Shares Treasury Portfolio
Management fee	0.05%
Distribution/Service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual fund operating expenses	0.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class Shares Treasury Portfolio	58	183	318	714

Principal Investment Strategy

The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money fund may invest.

The fund pursues its objective by investing exclusively in short-term US Treasury securities and in repurchase agreements backed by these securities. The timely payment of principal and interest on US Treasury securities is guaranteed by the full faith and credit of the US government.

The fund may invest in floating and variable rate instruments (obligations that do not bear interest at an agreed upon price).

Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.

Main Risks

There are several risk factors that could reduce the yield you get from the fund, cause the fund's performance to trail that of other investments, or cause you to lose money.

Money market fund risk. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed, and if it falls below $1.00 you would lose money. The Advisor is not obligated to take any action to maintain the $1.00 share price. The share price could fall below $1.00 as a result of the actions of one or more large investors in the fund. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could cause the fund's share price to fall below $1.00, as could periods of high redemption pressures and/or illiquid markets.

Interest rate risk. Rising interest rates could cause the value of the fund's investments ‒ and therefore its share price as well ‒ to decline. Conversely, any decline in interest rates is likely to cause the fund's yield to decline, and during periods of unusually low interest rates, the fund's yield may approach zero. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors.

Security selection risk. Although short-term securities are relatively stable investments, it is possible that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds and could result in a decline in share price.

Repurchase agreement risk. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Credit risk. The fund's performance could be hurt if an issuer of a money market instrument suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Because of the rising US government debt burden, it is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the "current yield," is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

Performance prior to class inception is based on the performance of the fund's Institutional Shares, adjusted to reflect the higher expenses of Investment Class shares. Institutional Shares are offered in a separate prospectus.

CALENDAR YEAR TOTAL RETURNS (%) (Investment Class)

Returns for other classes were different and are not shown here.

Best Quarter: 1.17%, Q4 2006 Worst Quarter: 0.00%, Q1 2010 Year-to-Date as of 6/30/12: 0.00%

Average Annual Total Returns (for periods ended 12/31/2011 expressed as a %)

Average Annual Total Returns -	Class Inception	1 Year	5 Years	10 Years
Investment Class Shares Treasury Portfolio	May 18, 2007	0.01%	1.13%	1.47%

Total returns would have been lower if operating expenses hadn't been reduced. For more recent performance information, contact the financial services firm from which you obtained this prospectus.